Short-term bank deposits	12 Months Ended
Dec. 31, 2025
Cash equivalents [abstract]
Short-term bank deposits

Note 7 - Short-term bank deposits:

As of December 31, 2025 and 2024, this item was comprised as follows:

	December 31, 2025		December 31, 2024
Short-term bank deposits	Ps.	2,711,422	Ps.	3,058,691

On April 12, 2024, the Company opened a Certificate of Deposit Account for a total principal amount of Ps.1,311,456 (US$80 million), and on June 12, 2024 the Company opened Certificate of Deposit Accounts for a total principal amount of Ps.1,286,936 (US$70 million). The Company recognized accrued interest of Ps.105,965 and Ps.79,183 in the 2025 and 2024 statement of profit or loss (See Note 20). Although the deposits in US dollars have remained constant, the appreciation in the exchange rate of the Peso in comparison with the US dollar has resulted in a reduction of the Mexican Pesos balance.